Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment, net was comprised of the following:
	December 31, 2023	December 31, 2022
Miners for Bitcoin	$50,853,637	$32,006,128
Miners for ETH	-	211,142
Vehicles	235,576	-
	51,089,213	32,271,270
Less: Accumulated depreciation	(20,645,231)	(9,067,879)
	30,443,982	22,609,391
Construction in progress	51,030,667	-
Property and equipment, net	$81,474,649	$22,609,391